INVESTMENT PROPERTIES - Net Book Value of Investment Properties (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about investment property [Line Items]
Investment properties	$ 536	$ 504	$ 5,112
Cost
Disclosure of detailed information about investment property [Line Items]
Investment properties	691	641
Less: Accumulated depreciation
Disclosure of detailed information about investment property [Line Items]
Investment properties	(155)	(137)
Land not being used for operation
Disclosure of detailed information about investment property [Line Items]
Investment properties	441	406
Land not being used for operation | Cost
Disclosure of detailed information about investment property [Line Items]
Investment properties	441	406
Land not being used for operation | Less: Accumulated depreciation
Disclosure of detailed information about investment property [Line Items]
Investment properties	0	0
Office buildings for rent
Disclosure of detailed information about investment property [Line Items]
Investment properties	9	13
Office buildings for rent | Cost
Disclosure of detailed information about investment property [Line Items]
Investment properties	149	138
Office buildings for rent | Less: Accumulated depreciation
Disclosure of detailed information about investment property [Line Items]
Investment properties	(140)	(125)
Land leasehold right
Disclosure of detailed information about investment property [Line Items]
Investment properties	79	77
Land leasehold right | Cost
Disclosure of detailed information about investment property [Line Items]
Investment properties	90	86
Land leasehold right | Less: Accumulated depreciation
Disclosure of detailed information about investment property [Line Items]
Investment properties	(11)	(9)
Other
Disclosure of detailed information about investment property [Line Items]
Investment properties	7	8
Other | Cost
Disclosure of detailed information about investment property [Line Items]
Investment properties	11	11
Other | Less: Accumulated depreciation
Disclosure of detailed information about investment property [Line Items]
Investment properties	$ (4)	$ (3)